U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F
                           COVER PAGE

Report for the Calendar Year or Quarter Ended September 29, 2006

Check here if Amendment [  ]: Amendment Number
     This Amendment (check only one):   [  ]  is a restatement.
                                   	[  ]  adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:     EquiTrust Investment Management Services, Inc.
Address:  5400 University Avenue  West Des Moines  Iowa   50266-
5997

Form 13F File Number:    28-03441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Dennis M. Marker
Title:    President
Phone:    (515) 225-5522

Signature, Place and Date of Signing:

/s/ Dennis M. Marker        West Des Moines, IA      11/03/2006
Signature                   City, State              Date

Report Type (check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in the report.
[  ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) [ ] 13F COMBINATIONS REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:          None
                            FORM 13F
                          SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 199
Form 13F Information Table Value Total: $501,199

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,other than the manager filing this report. None

              FORM 13F


                                                                         Item 6:Inv Discretion


               Item 1:               Item 2:  Item 3:  Item 4:  Item 5:  (a)Sole(b)Shared(c)Share Item 7: Item 8:
                                      Title             Total                    as def.  Other           Voting Auth (Shares)
           Name of Issuer            of Class  Cusip   Mktvalue  Shares          Instr.V           Mgrs   (a)Sole (b)Shared(c)None
ABBOTT LABORATORIES                  COM     002824100    4,636    95,473   x                               x
ABITIBI CONSOLIDATED INC             COM     003924107    1,191   482,200   x                               x
ADAPTEC INC                          COM     00651F108      492   111,500   x                               x
ADC TELECOMMUNICATIONS               COM     000886309      693    46,198   x                               x
AFFILIATED COMPUTER SVCS-A           COM     008190100    1,877    36,200   x                               x
AGILENT TECHNOLOGIES INC             COM     00846U101      654    20,000   x                               x
ALCOA INC                            COM     013817101    1,469    52,382   x                               x
ALLSTATE CORP                        COM     020002101    1,914    30,505   x                               x
ALLTEL CORP                          COM     020039103      813    14,654   x                               x
ALTRIA GROUP INC                     COM     02209S103    6,493    84,818   x                               x
AMERICAN EXPRESS COMPANY             COM     025816109    5,285    94,240   x                               x
AMERICAN INT'L GROUP INC             COM     026874107    6,553    98,902   x                               x
AMERIPRISE FINANCIAL INC             COM     03076C106    1,264    26,944   x                               x
AMGEN INC                            COM     031162100    2,866    40,067   x                               x
AMSOUTH BANCORPORATION               COM     032165102    1,609    55,400   x                               x
ANHEUSER-BUSCH COS                   COM     035229103    2,617    55,078   x                               x
APACHE CORP                          COM     037411105    1,652    26,147   x                               x
APPLIED MATERIALS INC.               COM     038222105      727    41,010   x                               x
AT&T INC                             COM     00206R102    2,164    66,477   x                               x
ATMOS ENERGY                         COM     049560105    2,495    87,400   x                               x
BJ SERVICES CO                       COM     055482103      801    26,600   x                               x
BOK FINANCIAL CORPORATION            COM     05561Q201      852    16,200   x                               x
BANK OF AMERICA                      COM     060505104    7,206   134,520   x                               x
BANK OF AMERICA                      PFD     060505831    1,534    60,000   x                               x
BANK OF NEW YORK CO INC              COM     064057102    2,200    62,400   x                               x
BARRICK GOLD CORP                    COM     067901108    4,632   150,776   x                               x
BECTON DICKINSON & CO.               COM     075887109    3,852    54,500   x                               x
BELO CORPORATION                     COM     080555105      972    61,500   x                               x
BIOMET INC                           COM     090613100      647    20,100   x                               x
BLACKROCK PROVIDENT T-FUND           MF      09248U718    7,832 7,832,418   x                               x
BOEING COMPANY                       COM     097023105    4,287    54,368   x                               x
BOSTON SCIENTIFIC                    COM     101137107      177    12,000   x                               x
BP PLC                               COM     055622104    1,758    26,800   x                               x
BRISTOL-MYERS SQUIBB CO              COM     110122108    3,129   125,557   x                               x
CBS CORP                             COM     124857202      589    20,909   x                               x
CIT GROUP INC                        PFD     125581306      997    10,000   x                               x
CMS ENERGY CORP                      COM     125896100      948    65,650   x                               x
CATERPILLAR INC                      COM     149123101    3,190    48,483   x                               x
CHEVRONTEXACO CORP                   COM     166764100    6,730   103,762   x                               x
CISCO SYSTEMS INC                    COM     17275R102    4,812   209,224   x                               x
CINTAS CORP                          COM     172908105      780    19,100   x                               x
CITIGROUP INC                        COM     172967101    8,370   168,504   x                               x
COCA-COLA COMPANY                    COM     191216100    4,146    92,798   x                               x
COCA COLA ENTERPRISES                COM     191219104      904    43,400   x                               x
COLGATE PALMOLIVE CO                 COM     194162103      932    15,000   x                               x
COMCAST CORP                         COM     20030N101    3,057    82,962   x                               x
COMPUWARE CORP                       COM     205638109      386    49,500   x                               x
CONAGRA FOODS INC                    COM     205887102    1,458    59,550   x                               x
CONOCOPHILLIPS                       COM     20825C104    8,241   138,433   x                               x
DARLING INTERNATIONAL INC            COM     237266101    6,337 1,512,404   x                               x
DEAN FOODS CO                        COM     242370104    1,485    35,352   x                               x
DEERE & CO                           COM     244199105      839    10,000   x                               x
DELL INC                             COM     24702R101    1,229    53,798   x                               x
DISNEY (WALT) COMPANY                COM     254687106    1,930    62,444   x                               x
DOMINION RESOURCES INC/VA            COM     25746U109    1,504    19,660   x                               x
RR DONNELLEY & SONS CO               COM     257867101    1,248    37,852   x                               x
DOW CHEMICAL                         COM     260543103    1,918    49,193   x                               x
DU PONT (E.I.) DE NEMOURS            COM     263534109    3,666    85,569   x                               x
ECI TELECOM LTD                      COM     268258100      248    30,000   x                               x
EMC CORP                             COM     268648102    2,274   189,788   x                               x
EBAY INC                             COM     278642103      369    13,000   x                               x
ELECTRONIC DATA SYSTEMS CORP         COM     285661104      684    27,900   x                               x
EMERSON ELECTRIC                     COM     291011104      503     6,000   x                               x
ENTERGY MISSISSISPPI INC             PFD     29364N850    1,236    50,000   x                               x
EQUITRUST SERIES FUND, INC           MF      294937701    1,802   122,398   x                               x
EQUITRUST SERIES FUND, INC           MF      294937800      169    16,260   x                               x
EQUITRUST SERIES FUND, INC           MF      294937867    2,411 2,411,336   x                               x
EQUITRUST SERIES FUND, INC           MF      294937875      168    10,386   x                               x
EQUITRUST SERIES FUND, INC           MF      294937883    1,057   109,372   x                               x
EQUITRUST MONEY MARKET FUND          MF      294938105      697   697,396   x                               x
EVERGREEN INST TREAS MMKT-IV         MF      299920439       25    25,294   x                               x
EXELON CORP                          COM     30161N101    2,524    41,693   x                               x
EXXON MOBIL CORPORATION              COM     30231G102    8,660   129,054   x                               x
FED HOME LOAN MTG CORP               COM     313400301      962    14,500   x                               x
FEDERAL NATIONAL MTG ASSN            COM     313586109    1,366    24,426   x                               x
FEDERAL NATIONAL MTG ASSN            PFD     313586794    2,382    45,000   x                               x
FEDERAL SIGNAL CORP                  COM     313855108    1,322    86,700   x                               x
FIRST DATA CORP                      COM     319963104      424    10,100   x                               x
FISHER SCIENTIFIC INTL               COM     338032204    1,928    24,640   x                               x
GENERAL ELECTRIC COMPANY             COM     369604103   12,340   349,565   x                               x
GENERAL MILLS INC                    COM     370334104      574    10,142   x                               x
GENERAL MOTORS CORPORATION           COM     370442105      941    28,299   x                               x
GENWORTH FINANCIAL INC               PFD     37247D403    1,007    20,000   x                               x
GLAXOSMITHKLINE PLC-ADR              COM     37733W105    1,203    22,600   x                               x
GLOBAL INDUSTRIES LTD                COM     379336100      159    10,200   x                               x
H & Q LIFE SCIENCES                  MF      404053100    1,009    75,936   x                               x
HASBRO INC                           COM     418056107      469    20,600   x                               x
HEALTH MGMT ASSOCIATES INC           COM     421933102    1,273    60,900   x                               x
HELEN OF TROY LTD                    COM     G4388N106      790    45,000   x                               x
HEWLETT-PACKARD CO.                  COM     428236103    3,564    97,132   x                               x
HOME DEPOT INC                       COM     437076102    1,932    53,276   x                               x
HONEYWELL INTERNATIONAL INC          COM     438516106    6,822   166,801   x                               x
ILLINOIS TOOL WORKS                  COM     452308109    1,491    33,200   x                               x
INGERSOLL-RAND CO-A                  COM     G4776G101    3,335    87,800   x                               x
INTEL CORP                           COM     458140100    3,542   172,189   x                               x
INT'L BUSINESS MACHINES CORP         COM     459200101    2,194    26,778   x                               x
INTERSTATE P&L CO                    PFD     461070872    5,751   185,500   x                               x
ISHARES                              COM     464287309    1,102    17,855   x                               x
ISHARES                              MF      464287408    1,228    17,100   x                               x
ISHARES                              MF      464287465    2,115    31,225   x                               x
ISHARES                              MF      464287564    2,270    24,730   x                               x
ISHARES                              MF      464287630    4,093    55,495   x                               x
ITT CORP                             COM     450911102    2,133    41,600   x                               x
JDS UNIPHASE CORP                    COM     46612J101       83    38,000   x                               x
JP MORGAN CHASE & CO                 COM     46625H100    3,747    79,790   x                               x
JANUS GROWTH & INCOME FUND           MF      471023200    2,074    56,592   x                               x
JOHNSON & JOHNSON                    COM     478160104    9,740   149,992   x                               x
JONES APPAREL GROUP INC              COM     480074103    1,095    33,750   x                               x
JPMORGAN US TREAS PL MMK-AG          MF      4812C2$J1    5,730 5,730,190   x                               x
JPMORGAN US TREAS PL MMK-AG          MF      4812C2742   42,03442,033,986   x                               x
KV PHARMACEUTICAL CO - CLASS A       COM     482740206    1,240    52,300   x                               x
KIMBERLY-CLARK                       COM     494368103    3,317    50,753   x                               x
KINDER MORGAN MANAGEMENT LLC         COM     49455U100    1,579    37,391   x                               x
KROGER CO                            COM     501044101    2,050    88,600   x                               x
LIFEPOINT HOSPITALS INC              COM     53219L109    1,495    42,338   x                               x
LILLY (ELI) & CO                     COM     532457108    1,761    30,899   x                               x
MBIA INC                             COM     55262C100      696    11,334   x                               x
MCDONALDS CORPORATION                COM     580135101    3,616    92,439   x                               x
MEDTRONIC INC                        COM     585055106    1,616    34,801   x                               x
MERCK & CO INC                       COM     589331107    4,257   101,608   x                               x
MERIDIAN GROWTH FUND INC             MF      589619105    1,849    45,825   x                               x
METLIFE INC                          COM     59156R108    1,933    34,100   x                               x
METLIFE INC                          PFD     59156R504    1,551    60,000   x                               x
MICROSOFT CORP                       COM     594918104    7,370   269,660   x                               x
3M CO                                COM     88579Y101    5,074    68,178   x                               x
MONEY MARKET OBLIGATIONS             MF      60934N203      427   427,004   x                               x
MOTOROLA INC                         COM     620076109    1,663    66,504   x                               x
MYLAN LABORATORIES                   COM     628530107      836    41,525   x                               x
NATIONAL CITY CORP                   COM     635405103    1,116    30,500   x                               x
NATIONAL WESTMINSTER BANK            PFD     638539AG1    5,104 5,000,000   x                               x
NEW PLAN EXCEL REALTY TRUST          PFD     648053700    8,125   160,000   x                               x
NEW YORK COMMUNITY BANCORP           COM     649445103    1,957   119,500   x                               x
NEWMONT MINING CORP                  COM     651639106    2,261    52,900   x                               x
NEWS CORP INC                        COM     65248E104      825    42,000   x                               x
NOBLE CORP                           COM     G65422100      854    13,303   x                               x
NORTHERN INSTL                       MF      665278$PW      619   619,280   x                               x
NORTHERN INSTL                       MF      665278107    3,137 3,136,790   x                               x
NORTHWEST PIPE COMPANY               COM     667746101    1,401    46,700   x                               x
OCCIDENTAL PETROLEUM CO              COM     674599105    2,762    57,400   x                               x
OLIN CORP                            COM     680665205      711    46,300   x                               x
ORACLE CORPORATION                   COM     68389X105    2,213   124,746   x                               x
PEPCO HOLDINGS INC                   COM     713291102    2,477   102,500   x                               x
PEPSICO INC                          COM     713448108    1,818    27,860   x                               x
PERKINELMER INC                      COM     714046109      521    27,500   x                               x
PFIZER INC                           COM     717081103    7,916   279,137   x                               x
PINNACLE WEST CAPITAL                COM     723484101    2,550    56,600   x                               x
PRESTON CORP                         DEB CONV741130AA6      301   306,000   x                               x
T ROWE PRICE GROWTH STOCK FUND       MF      741479109    1,154    38,044   x                               x
PRINCIPAL FINANCIAL GROUP            PFD     74251V201   10,350   100,000   x                               x
PRINCIPAL FINANCIAL GROUP            PFD     74251V300    5,500   200,000   x                               x
PROCTER AND GAMBLE CO.               COM     742718109    4,497    72,558   x                               x
QUALCOMM INC                         COM     747525103      211     5,800   x                               x
REGIONS TREASURY MONEY MARKET        MF      75913Q878       24    24,163   x                               x
ROWAN COMPANIES INC                  COM     779382100    2,084    65,900   x                               x
SG PREFERRED CAPITAL II              PFD     784210304    2,650     2,500   x                               x
STANDARD AND POORS 500 INDEX         COM     78462F103    6,663    49,880   x                               x
SAFECO CORP                          COM     786429100      875    14,846   x                               x
SAFEWAY INC                          COM     786514208    1,514    49,900   x                               x
SAN DIEGO GAS & ELECTRIC             PFD     797440831      481    19,500   x                               x
SCHERING-PLOUGH CORP                 COM     806605101    1,377    62,350   x                               x
SENSIENT TECHNOLOGIES CORP           COM     81725T100      225    11,510   x                               x
SOLECTRON CORP                       COM     834182107      174    53,300   x                               x
SOUTHERN CALIFORNIA EDISON           PFD     842400749      499     5,000   x                               x
SOUTHERN CALIFORNIA EDISON           PFD     842400756    1,515    15,000   x                               x
SOUTHERN CO                          COM     842587107    1,265    36,709   x                               x
SOVEREIGN CAPITAL TR V               PFD     84604V204    1,060    40,000   x                               x
SPRINT NEXTEL CORP                   COM     852061100    1,595    93,032   x                               x
STRYKER CORP                         COM     863667101    1,622    32,700   x                               x
SURMODICS INC                        COM     868873100      341     9,700   x                               x
SYMANTEC CORP                        COM     871503108    1,451    68,180   x                               x
SYSCO CORP                           COM     871829107    1,763    52,700   x                               x
TARGET CORP                          COM     87612E106    2,228    40,320   x                               x
TEVA PHARMACEUTICAL-SP ADR           COM     881624209    1,995    58,514   x                               x
TEXAS INSTRUMENT                     COM     882508104    1,403    42,184   x                               x
TIME WARNER INC                      COM     887317105    2,720   149,194   x                               x
TORTOISE ENERGY CAPITAL CORP         COM     89147U100    1,571    65,465   x                               x
TRIBUNE CO                           COM     896047107      818    25,000   x                               x
U S BANCORP                          COM     902973304    2,460    74,047   x                               x
UNION PACIFIC CORP                   COM     907818108    1,026    11,663   x                               x
UNITED PARCEL SERVICE -CL B          COM     911312106      755    10,500   x                               x
UNITED TECHNOLOGIES CORP.            COM     913017109    5,125    80,907   x                               x
USB CAPITAL IX                       PFD     91731KAA8    2,023 2,000,000   x                               x
VANGUARD TOTAL INT'L INDEX           MF      921909602      649    39,952   x                               x
VANGUARD EXPLORER FUND               MF      921926200    1,615    22,537   x                               x
VANGUARD EMERGING MKT                MF      922042841    2,532    91,348   x                               x
VERIZON COMMUNICATIONS               COM     92343V104    3,851   103,726   x                               x
VIACOM INC                           COM     92553P201      777    20,909   x                               x
WACHOVIA PFD FUNDING                 PFD     92977V206    1,005    36,000   x                               x
WACHOVIA CORP                        COM     929903102    4,362    78,180   x                               x
WAL-MART STORES                      COM     931142103    5,793   117,462   x                               x
WASATCH SMALL CAP GROWTH FD          MF      936772102    1,625    43,940   x                               x
WELLPOINT INC                        COM     94973V107    1,395    18,100   x                               x
WELLS FARGO CO                       COM     949746101    2,491    68,850   x                               x
WEYERHAEUSER CO                      COM     962166104      821    13,350   x                               x
WINDSTREAM CORP                      COM     97381W104      239    18,086   x                               x
WOLVERINE TUBE INC                   COM     978093102       34    11,350   x                               x
WYETH                                COM     983024100      844    16,600   x                               x
XCEL ENERGY INC                      COM     98389B100    1,694    82,025   x                               x
ZIMMER HOLDINGS INC                  COM     98956P102    1,370    20,300   x                               x
                                                        501,199